Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]		gst1_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Dynamic Commodity Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 9, 2015 to the

Prospectus dated April 30, 2015, as supplemented to date (the “Prospectus”)

Effective immediately, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.10%		1.10%	1.10%		1.10%		1.10%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.24%		0.49%	0.09%		0.24%		0.24%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.24%		0.24%	0.09%		0.24%		0.24%
Acquired Fund Fees and Expenses[2]	0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses[3]	1.75%		2.50%	1.35%		1.50%		2.00%
Fee Waivers and Expense Limitation[4]	(0.55)%		(0.55)%	(0.55)%		(0.54)%		(0.55)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[3]	1.20%		1.95%	0.80%		0.96%		1.45%
[2]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[4]
The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 0.42% of the ART Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The “Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$666	$1,020	$1,398	$2,456
Class C Shares
– Assuming complete redemption at end of period	$298	$726	$1,281	$2,795
– Assuming no redemption	$198	$726	$1,281	$2,795
Institutional Shares	$82	$373	$687	$1,576
Class IR Shares	$98	$421	$767	$1,744
Class R Shares	$148	$574	$1,027	$2,283

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%		0.50%	0.50%		0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.20%		0.46%	0.12%		0.21%		0.21%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.20%		0.21%	0.12%		0.21%		0.21%
Acquired Fund Fees and Expenses[2]	0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses[3]	1.11%		1.87%	0.78%		0.87%		1.37%
Fee Waivers and Expense Limitation[4]	(0.13)%		(0.15)%	(0.15)%		(0.16)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[3,5]	0.98%		1.72%	0.63%		0.71%		1.22%
[2]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the CSF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[4]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the CSF Subsidiary at an annual rate of 0.42% of the CSF Subsidiary’s average daily net assets, and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.074% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the CSF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the CSF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[5]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation” have been restated to reflect the fee waivers and expense limitation currently in effect.

The “Goldman Sachs Commodity Strategy Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$545	$775	$1,022	$1,730
Class C Shares
– Assuming complete redemption at end of period	$275	$573	$997	$2,178
– Assuming no redemption	$175	$573	$997	$2,178
Institutional Shares	$64	$234	$419	$952
Class IR Shares	$73	$262	$467	$1,058
Class R Shares	$124	$419	$736	$1,633

The “Goldman Sachs Dynamic Allocation Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$977	$1,304	$2,227
Class C Shares
– Assuming complete redemption at end of period	$303	$681	$1,185	$2,570
– Assuming no redemption	$203	$681	$1,185	$2,570
Institutional Shares	$86	$325	$584	$1,322
Class IR Shares	$102	$373	$665	$1,495
Class R Shares	$155	$520	$909	$1,999

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Dynamic Commodity Strategy Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.80%	0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses[2]	1.19%		1.45%	1.10%		1.20%		1.20%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.19%		1.20%	1.10%		1.20%		1.20%
Acquired Fund Fees and Expenses[3]	0.22%		0.22%	0.22%		0.22%		0.22%
Total Annual Fund Operating Expenses[4]	2.46%		3.22%	2.12%		2.22%		2.72%
Fee Waiver and Expense Limitation[5]	(1.23)%		(1.20)%	(1.21)%		(1.21)%		(1.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.23%		2.02%	0.91%		1.01%		1.51%
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Fund’s “Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the DCS Subsidiary (as defined below) and other investment companies in which the Fund invests.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[5]
The Investment Adviser has agreed to (i) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the DCS Subsidiary at an annual rate of 0.42% of the DCS Subsidiary’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement may not be discontinued by the Investment Adviser as long as its contract with the DCS Subsidiary is in place. The expense limitation arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The “Goldman Sachs Dynamic Commodity Strategy Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$570	$1,071	$1,597	$3,035
Class C Shares
– Assuming complete redemption at end of period	$305	$882	$1,582	$3,445
– Assuming no redemption	$205	$882	$1,582	$3,445
Institutional Shares	$93	$549	$1,031	$2,363
Class IR Shares	$103	$579	$1,081	$2,463
Class R Shares	$154	$730	$1,333	$2,964

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		gst1_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs Absolute Return Tracker Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 9, 2015 to the

Prospectus dated April 30, 2015, as supplemented to date (the “Prospectus”)

Effective immediately, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.10%		1.10%	1.10%		1.10%		1.10%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.24%		0.49%	0.09%		0.24%		0.24%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.24%		0.24%	0.09%		0.24%		0.24%
Acquired Fund Fees and Expenses[2]	0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses[3]	1.75%		2.50%	1.35%		1.50%		2.00%
Fee Waivers and Expense Limitation[4]	(0.55)%		(0.55)%	(0.55)%		(0.54)%		(0.55)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[3]	1.20%		1.95%	0.80%		0.96%		1.45%
[2]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[4]
The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 0.42% of the ART Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The “Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$666	$1,020	$1,398	$2,456
Class C Shares
– Assuming complete redemption at end of period	$298	$726	$1,281	$2,795
– Assuming no redemption	$198	$726	$1,281	$2,795
Institutional Shares	$82	$373	$687	$1,576
Class IR Shares	$98	$421	$767	$1,744
Class R Shares	$148	$574	$1,027	$2,283

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Absolute Return Tracker Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.75%
Fee Waivers and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	1.20%
1 Year		rr_ExpenseExampleYear01	$ 666
3 Years		rr_ExpenseExampleYear03	1,020
5 Years		rr_ExpenseExampleYear05	1,398
10 Years		rr_ExpenseExampleYear10	$ 2,456
Goldman Sachs Absolute Return Tracker Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.50%
Fee Waivers and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	1.95%
1 Year		rr_ExpenseExampleYear01	$ 298
3 Years		rr_ExpenseExampleYear03	726
5 Years		rr_ExpenseExampleYear05	1,281
10 Years		rr_ExpenseExampleYear10	2,795
1 Year		rr_ExpenseExampleNoRedemptionYear01	198
3 Years		rr_ExpenseExampleNoRedemptionYear03	726
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,281
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,795
Goldman Sachs Absolute Return Tracker Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.09%
Other Expenses		rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.35%
Fee Waivers and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	0.80%
1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	373
5 Years		rr_ExpenseExampleYear05	687
10 Years		rr_ExpenseExampleYear10	$ 1,576
Goldman Sachs Absolute Return Tracker Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.50%
Fee Waivers and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	0.96%
1 Year		rr_ExpenseExampleYear01	$ 98
3 Years		rr_ExpenseExampleYear03	421
5 Years		rr_ExpenseExampleYear05	767
10 Years		rr_ExpenseExampleYear10	$ 1,744
Goldman Sachs Absolute Return Tracker Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.00%
Fee Waivers and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	1.45%
1 Year		rr_ExpenseExampleYear01	$ 148
3 Years		rr_ExpenseExampleYear03	574
5 Years		rr_ExpenseExampleYear05	1,027
10 Years		rr_ExpenseExampleYear10	$ 2,283
Goldman Sachs Commodity Strategy Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs Commodity Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 9, 2015 to the

Prospectus dated April 30, 2015, as supplemented to date (the “Prospectus”)

Effective immediately, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%		0.50%	0.50%		0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.20%		0.46%	0.12%		0.21%		0.21%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.20%		0.21%	0.12%		0.21%		0.21%
Acquired Fund Fees and Expenses[2]	0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses[3]	1.11%		1.87%	0.78%		0.87%		1.37%
Fee Waivers and Expense Limitation[4]	(0.13)%		(0.15)%	(0.15)%		(0.16)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[3,5]	0.98%		1.72%	0.63%		0.71%		1.22%
[2]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the CSF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[4]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the CSF Subsidiary at an annual rate of 0.42% of the CSF Subsidiary’s average daily net assets, and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.074% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the CSF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the CSF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[5]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation” have been restated to reflect the fee waivers and expense limitation currently in effect.

The “Goldman Sachs Commodity Strategy Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$545	$775	$1,022	$1,730
Class C Shares
– Assuming complete redemption at end of period	$275	$573	$997	$2,178
– Assuming no redemption	$175	$573	$997	$2,178
Institutional Shares	$64	$234	$419	$952
Class IR Shares	$73	$262	$467	$1,058
Class R Shares	$124	$419	$736	$1,633

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation” have been restated to reflect the fee waivers and expense limitation currently in effect.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Commodity Strategy Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.11%
Fee Waivers and Expense Limitation	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2],[6]	rr_NetExpensesOverAssets	0.98%
1 Year		rr_ExpenseExampleYear01	$ 545
3 Years		rr_ExpenseExampleYear03	775
5 Years		rr_ExpenseExampleYear05	1,022
10 Years		rr_ExpenseExampleYear10	$ 1,730
Goldman Sachs Commodity Strategy Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses		rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.87%
Fee Waivers and Expense Limitation	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2],[6]	rr_NetExpensesOverAssets	1.72%
1 Year		rr_ExpenseExampleYear01	$ 275
3 Years		rr_ExpenseExampleYear03	573
5 Years		rr_ExpenseExampleYear05	997
10 Years		rr_ExpenseExampleYear10	2,178
1 Year		rr_ExpenseExampleNoRedemptionYear01	175
3 Years		rr_ExpenseExampleNoRedemptionYear03	573
5 Years		rr_ExpenseExampleNoRedemptionYear05	997
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,178
Goldman Sachs Commodity Strategy Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses		rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.78%
Fee Waivers and Expense Limitation	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2],[6]	rr_NetExpensesOverAssets	0.63%
1 Year		rr_ExpenseExampleYear01	$ 64
3 Years		rr_ExpenseExampleYear03	234
5 Years		rr_ExpenseExampleYear05	419
10 Years		rr_ExpenseExampleYear10	$ 952
Goldman Sachs Commodity Strategy Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.87%
Fee Waivers and Expense Limitation	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2],[6]	rr_NetExpensesOverAssets	0.71%
1 Year		rr_ExpenseExampleYear01	$ 73
3 Years		rr_ExpenseExampleYear03	262
5 Years		rr_ExpenseExampleYear05	467
10 Years		rr_ExpenseExampleYear10	$ 1,058
Goldman Sachs Commodity Strategy Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.37%
Fee Waivers and Expense Limitation	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2],[6]	rr_NetExpensesOverAssets	1.22%
1 Year		rr_ExpenseExampleYear01	$ 124
3 Years		rr_ExpenseExampleYear03	419
5 Years		rr_ExpenseExampleYear05	736
10 Years		rr_ExpenseExampleYear10	$ 1,633
Goldman Sachs Dynamic Allocation Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs Dynamic Allocation Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 9, 2015 to the

Prospectus dated April 30, 2015, as supplemented to date (the “Prospectus”)

Effective immediately, the Funds’ Prospectus is revised as follows:

The “Goldman Sachs Dynamic Allocation Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$977	$1,304	$2,227
Class C Shares
– Assuming complete redemption at end of period	$303	$681	$1,185	$2,570
– Assuming no redemption	$203	$681	$1,185	$2,570
Institutional Shares	$86	$325	$584	$1,322
Class IR Shares	$102	$373	$665	$1,495
Class R Shares	$155	$520	$909	$1,999

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Dynamic Allocation Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_ExpenseExampleYear01	$ 672
3 Years		rr_ExpenseExampleYear03	977
5 Years		rr_ExpenseExampleYear05	1,304
10 Years		rr_ExpenseExampleYear10	2,227
Goldman Sachs Dynamic Allocation Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_ExpenseExampleYear01	303
3 Years		rr_ExpenseExampleYear03	681
5 Years		rr_ExpenseExampleYear05	1,185
10 Years		rr_ExpenseExampleYear10	2,570
1 Year		rr_ExpenseExampleNoRedemptionYear01	203
3 Years		rr_ExpenseExampleNoRedemptionYear03	681
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years		rr_ExpenseExampleNoRedemptionYear10	2,570
Goldman Sachs Dynamic Allocation Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_ExpenseExampleYear01	86
3 Years		rr_ExpenseExampleYear03	325
5 Years		rr_ExpenseExampleYear05	584
10 Years		rr_ExpenseExampleYear10	1,322
Goldman Sachs Dynamic Allocation Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_ExpenseExampleYear01	102
3 Years		rr_ExpenseExampleYear03	373
5 Years		rr_ExpenseExampleYear05	665
10 Years		rr_ExpenseExampleYear10	1,495
Goldman Sachs Dynamic Allocation Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_ExpenseExampleYear01	155
3 Years		rr_ExpenseExampleYear03	520
5 Years		rr_ExpenseExampleYear05	909
10 Years		rr_ExpenseExampleYear10	$ 1,999
Goldman Sachs Dynamic Commodity Strategy Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs Dynamic Commodity Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 9, 2015 to the

Prospectus dated April 30, 2015, as supplemented to date (the “Prospectus”)

Effective immediately, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Dynamic Commodity Strategy Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.80%	0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses[2]	1.19%		1.45%	1.10%		1.20%		1.20%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.19%		1.20%	1.10%		1.20%		1.20%
Acquired Fund Fees and Expenses[3]	0.22%		0.22%	0.22%		0.22%		0.22%
Total Annual Fund Operating Expenses[4]	2.46%		3.22%	2.12%		2.22%		2.72%
Fee Waiver and Expense Limitation[5]	(1.23)%		(1.20)%	(1.21)%		(1.21)%		(1.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.23%		2.02%	0.91%		1.01%		1.51%
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Fund’s “Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the DCS Subsidiary (as defined below) and other investment companies in which the Fund invests.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[5]
The Investment Adviser has agreed to (i) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the DCS Subsidiary at an annual rate of 0.42% of the DCS Subsidiary’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement may not be discontinued by the Investment Adviser as long as its contract with the DCS Subsidiary is in place. The expense limitation arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The “Goldman Sachs Dynamic Commodity Strategy Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$570	$1,071	$1,597	$3,035
Class C Shares
– Assuming complete redemption at end of period	$305	$882	$1,582	$3,445
– Assuming no redemption	$205	$882	$1,582	$3,445
Institutional Shares	$93	$549	$1,031	$2,363
Class IR Shares	$103	$579	$1,081	$2,463
Class R Shares	$154	$730	$1,333	$2,964

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Dynamic Commodity Strategy Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	1.19%
Other Expenses	[7]	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.46%
Fee Waivers and Expense Limitation	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	1.23%
1 Year		rr_ExpenseExampleYear01	$ 570
3 Years		rr_ExpenseExampleYear03	1,071
5 Years		rr_ExpenseExampleYear05	1,597
10 Years		rr_ExpenseExampleYear10	$ 3,035
Goldman Sachs Dynamic Commodity Strategy Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	[7]	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	3.22%
Fee Waivers and Expense Limitation	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	2.02%
1 Year		rr_ExpenseExampleYear01	$ 305
3 Years		rr_ExpenseExampleYear03	882
5 Years		rr_ExpenseExampleYear05	1,582
10 Years		rr_ExpenseExampleYear10	3,445
1 Year		rr_ExpenseExampleNoRedemptionYear01	205
3 Years		rr_ExpenseExampleNoRedemptionYear03	882
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,582
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,445
Goldman Sachs Dynamic Commodity Strategy Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	1.10%
Other Expenses	[7]	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.12%
Fee Waivers and Expense Limitation	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	0.91%
1 Year		rr_ExpenseExampleYear01	$ 93
3 Years		rr_ExpenseExampleYear03	549
5 Years		rr_ExpenseExampleYear05	1,031
10 Years		rr_ExpenseExampleYear10	$ 2,363
Goldman Sachs Dynamic Commodity Strategy Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	[7]	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.22%
Fee Waivers and Expense Limitation	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	1.01%
1 Year		rr_ExpenseExampleYear01	$ 103
3 Years		rr_ExpenseExampleYear03	579
5 Years		rr_ExpenseExampleYear05	1,081
10 Years		rr_ExpenseExampleYear10	$ 2,463
Goldman Sachs Dynamic Commodity Strategy Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	[7]	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.72%
Fee Waivers and Expense Limitation	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	[2]	rr_NetExpensesOverAssets	1.51%
1 Year		rr_ExpenseExampleYear01	$ 154
3 Years		rr_ExpenseExampleYear03	730
5 Years		rr_ExpenseExampleYear05	1,333
10 Years		rr_ExpenseExampleYear10	$ 2,964

[1]	"Acquired Fund Fees and Expenses" reflect the expenses (including the management fee) borne by the Fund as a shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[2]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[3]	The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 0.42% of the ART Subsidiary's average daily net assets; and (iv) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	"Acquired Fund Fees and Expenses" reflect the expenses (including the management fee) borne by the Fund as a shareholder of the CSF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[5]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the CSF Subsidiary at an annual rate of 0.42% of the CSF Subsidiary's average daily net assets, and (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.074% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the CSF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the CSF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[6]	The Fund's "Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation" have been restated to reflect the fee waivers and expense limitation currently in effect.
[7]	The Fund's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
[8]	The Fund's "Acquired Fund Fees and Expenses" reflect the expenses (including the management fee) borne by the Fund as a shareholder of the DCS Subsidiary (as defined below) and other investment companies in which the Fund invests.
[9]	The Investment Adviser has agreed to (i) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the DCS Subsidiary at an annual rate of 0.42% of the DCS Subsidiary's average daily net assets, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund's average daily net assets. The management fee waiver arrangement may not be discontinued by the Investment Adviser as long as its contract with the DCS Subsidiary is in place. The expense limitation arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.